25 East Erie Street

Chicago, Illinois 60611

1-800-560-6111

DRIEHAUS EMERGING MARKETS GROWTH FUND

Investor Shares: DREGX

Institutional Shares: DIEMX

(the “Fund”)

SUPPLEMENT DATED NOVEMBER 3, 2025

TO THE PROSPECTUS AND SUMMARY PROSPECTUS FOR THE FUND

DATED APRIL 30, 2025

Effective November 3, 2025, Richard Thies and Howard Schwab are co-lead portfolio managers of the Fund. As of the date of this supplement, all references within the Prospectus and Summary Prospectus referring to Mr. Schwab’s and Mr. Thies’s management of the Fund shall be updated to reflect their new roles.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

For more information, please call the Driehaus Mutual Funds at 1-800-560-6111